Note 2 - Cash, Cash Equivalents and Short Term Investments	6 Months Ended
Jun. 30, 2017
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
2—CASH,
CASH EQUIVALENTS AND SHORT TERM INVESTMENTS

Cash and cash equivalents and short terms investments are comprised of the following:

	06-30-2017	12-31-2016
Total cash and cash equivalents	18,554	21,989
Short term investments	-	-
Total cash and cash equivalent and short term investments	18,554	21,989

Short term investments are comprised of money market funds. The aggregate fair value of the short-term investments is consistent with their book value.